Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2021-1
Statement to Securityholders
Determination Date: January 12, 2022

Payment Date	1/18/2022
Collection Period Start	12/1/2021
Collection Period End	12/31/2021
Interest Period Start	12/15/2021
Interest Period End	1/17/2022

Cut-Off Date Net Pool Balance	$1,356,483,994.50
Cut-Off Date Adjusted Pool Balance	$1,356,483,994.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$146,437,499.53	$43,165,361.79	$103,272,137.74	0.371483	Nov-22
Class A-2 Notes	$466,200,000.00	$—	$466,200,000.00	1.000000	Feb-25
Class A-3 Notes	$466,200,000.00	$—	$466,200,000.00	1.000000	Sep-26
Class A-4 Notes	$105,390,000.00	$—	$105,390,000.00	1.000000	Apr-27
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Apr-27
Class C Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	May-27
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Mar-28
Total Notes	$1,224,920,499.53	$43,165,361.79	$1,181,755,137.74

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,228,311,709.52	$1,185,146,347.73	0.873690
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$1,228,311,709.52	$1,185,146,347.73
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Reserve Account Balance	$3,391,209.99	$3,391,209.99

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$146,437,499.53	0.13428%	ACT/360	$18,571.20
Class A-2 Notes	$466,200,000.00	0.32000%	30/360	$124,320.00
Class A-3 Notes	$466,200,000.00	0.77000%	30/360	$299,145.00
Class A-4 Notes	$105,390,000.00	1.04000%	30/360	$91,338.00
Class B Notes	$13,565,000.00	1.29000%	30/360	$14,582.38
Class C Notes	$13,564,000.00	1.43000%	30/360	$16,163.77
Class D Notes	$13,564,000.00	1.68000%	30/360	$18,989.60
Total Notes	$1,224,920,499.53			$583,109.95

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,228,311,709.52	$1,185,146,347.73
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,228,311,709.52	$1,185,146,347.73
Number of Receivable Outstanding	63,206	62,086
Weight Average Contract Rate	3.88%	3.88%
Weighted Average Remaining Term (months)	57	56

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$3,995,999.03
Principal Collections	$43,062,800.65
Liquidation Proceeds	$59,674.32
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$47,118,474.00
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$47,118,474.00

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$1,023,593.09	$1,023,593.09	$—	$—	$46,094,880.91
Interest - Class A-1 Notes	$18,571.20	$18,571.20	$—	$—	$46,076,309.71
Interest - Class A-2 Notes	$124,320.00	$124,320.00	$—	$—	$45,951,989.71
Interest - Class A-3 Notes	$299,145.00	$299,145.00	$—	$—	$45,652,844.71
Interest - Class A-4 Notes	$91,338.00	$91,338.00	$—	$—	$45,561,506.71
First Allocation of Principal	$—	$—	$—	$—	$45,561,506.71
Interest - Class B Notes	$14,582.38	$14,582.38	$—	$—	$45,546,924.33
Second Allocation of Principal	$12,646,151.80	$12,646,151.80	$—	$—	$32,900,772.53
Interest - Class C Notes	$16,163.77	$16,163.77	$—	$—	$32,884,608.76
Third Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$19,320,608.76
Interest - Class D Notes	$18,989.60	$18,989.60	$—	$—	$19,301,619.16
Fourth Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$5,737,619.16
Reserve Account Deposit Amount	$—	$—	$—	$—	$5,737,619.16
Regular Principal Distribution Amount	$3,391,209.99	$3,391,209.99	$—	$—	$2,346,409.17
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,346,409.17
Remaining Funds to Certificates	$2,346,409.17	$2,346,409.17	$—	$—	$—
Total	$47,118,474.00	$47,118,474.00	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,228,311,709.52	$1,185,146,347.73
Note Balance	$1,224,920,499.53	$1,181,755,137.74
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Target Overcollateralization Amount	$3,391,209.99	$3,391,209.99
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,209.99
Beginning Reserve Account Balance	$3,391,209.99
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,209.99

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.01%	12	$102,561.14
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	10	$59,674.32
Monthly Net Losses (Liquidation Proceeds)			$42,886.82
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			N/A
Second Preceding Collection Period			0.17%
Preceding Collection Period			(0.07)%
Current Collection Period			0.04%
Four-Month Average Net Loss Ratio			N/A
Cumulative Net Losses for All Periods			$159,457.85
Cumulative Net Loss Ratio			0.01%
1 Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.13%	69	$1,504,254.72
60-89 Days Delinquent	0.01%	4	$94,965.67
90-119 Days Delinquent	0.01%	6	$133,378.13
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.15%	79	$1,732,598.52

Repossession Inventory:	# of Receivables	Principal Balance
Repossessed in the Current Collection Period	3	$81,007.06
Total Repossessed Inventory	4	$100,345.10

60+ Delinquency Percentage:	# of Receivables	Amount
60+ Day Delinquent Receivables	10	$228,343.80
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period		N/A
Second Preceding Collection Period		0.01%
Preceding Collection Period		0.03%
Current Collection Period		0.02%
Delinquency Trigger		4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)		No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of December 2021:

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.91	0.08%	41	0.07%